Statement of financial position, order of liquidity (Parentheticals) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Memorandum item subordinated liabilities at fair value	€ 0	€ 0
Memorandum item subordinated liabilities at amortised cost	17,751	15,867
Memorandum loan commitments given	187,331	152,868
Memorandum financial guarantees given	20,464	18,839
Memorandum other commitments given	€ 49,521	€ 42,577